Exposures (Tables)	6 Months Ended
Jun. 30, 2019
Exposures
Schedule of exposures

Total net exposures

					Undisbursed credits,
Skr bn	Credits & interest-bearing securitites				derivatives, etc				Total
Classified by type of	June 30, 2019		December 31, 2018		June 30, 2019		December 31, 2018		June 30, 2019		December 31, 2018
counterparty	Amount	%	Amount	%	Amount	%	Amount	%	Amount	%	Amount	%
Central governments	112.7	40.5	121.2	43.8	53.6	81.5	48.4	80.3	166.3	48.3	169.6	50.3
Regional governments	12.4	4.5	13.4	4.8	—	—	—	—	12.4	3.6	13.4	4.0
Multilateral development banks	2.3	0.8	0.1	0.0	—	—	0.0	0.0	2.3	0.7	0.1	0.0
Public Sector Entity	1.8	0.6	0.6	0.2	—	—	—	—	1.8	0.5	0.6	0.2
Financial institutions	31.0	11.2	28.7	10.4	6.4	9.7	5.5	9.1	37.4	10.9	34.2	10.1
Corporates	117.9	42.4	113.1	40.8	5.8	8.8	6.4	10.6	123.7	36.0	119.5	35.4
Total	278.1	100.0	277.1	100.0	65.8	100.0	60.3	100.0	343.9	100.0	337.4	100.0

Net exposure by region and exposure class, as of June 30, 2019

								West
	Middle							European	Central-
	East/							countries	and East
	Africa/	Asia excl.		North		Latin		excl.	European
Skr bn	Turkey	Japan	Japan	America	Oceania	America	Sweden	Sweden	countries	Total
Central governments	—	0.7	2.4	5.1	—	0.9	141.5	12.5	3.2	166.3
Regional governments	—	—	—	—	—	—	12.2	0.2	—	12.4
Multilateral development banks	—	—	—	—	—	—	—	2.3	—	2.3
Public Sector Entity	—	—	—	—	—	—	—	1.8	—	1.8
Financial institutions	—	2.9	0.9	6.7	0.0	—	10.0	16.6	0.3	37.4
Corporates	4.7	1.6	3.9	4.2	—	2.9	84.2	22.2	0.0	123.7
Total	4.7	5.2	7.2	16.0	0.0	3.8	247.9	55.6	3.5	343.9

Net exposure by region and exposure class, as of December 31, 2018

								West
	Middle							European	Central-
	East/							countries	and East
	Africa/	Asia excl.		North		Latin		excl.	European
Skr bn	Turkey	Japan	Japan	America	Oceania	America	Sweden	Sweden	countries	Total
Central governments	—	0.7	4.0	3.9	—	0.9	139.0	18.0	3.1	169.6
Regional governments	—	—	—	—	—	—	13.2	0.2	—	13.4
Multilateral development banks	—	—	—	—	—	—	—	0.1	—	0.1
Public Sector Entity	—	—	—	—	—	—	—	0.6	—	0.6
Financial institutions	—	2.4	0.9	6.9	1.1	0.3	8.7	13.6	0.3	34.2
Corporates	4.6	3.1	3.1	2.9	—	3.0	80.5	22.2	0.1	119.5
Total	4.6	6.2	8.0	13.7	1.1	4.2	241.4	54.7	3.5	337.4

Net exposure to European countries, excluding Sweden

Skr bn	June 30, 2019	December 31, 2018
France	8.5	9.0
Germany	7.6	7.5
Norway	7.3	6.8
United Kingdom	6.8	6.8
Finland	6.4	5.5
Denmark	5.4	5.8
Luxembourg	4.1	1.9
The Netherlands	4.0	2.8
Poland	3.3	3.1
Spain	2.0	1.4
Belgium	1.5	1.1
Switzerland	0.8	0.8
Irland	0.4	0.4
Portugal	0.3	0.1
Austria	0.2	4.6
Latvia	0.2	0.2
Iceland	0.2	0.2
Italy	0.1	0.2
Estonia	0.0	0.0
Russia	—	0.0
Hungary	—	0.0
Total	59.1	58.2